Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.75%
Aerospace & Defense–0.90%
Textron, Inc.	1,331,857	$87,423,093
Air Freight & Logistics–2.19%
FedEx Corp.	910,914	212,324,944
Apparel, Accessories & Luxury Goods–0.81%
Ralph Lauren Corp.(b)	802,187	79,119,704
Asset Management & Custody Banks–1.79%
State Street Corp.	2,452,423	174,220,130
Automobile Manufacturers–1.54%
General Motors Co.(c)	4,129,200	149,724,792
Building Products–1.87%
Johnson Controls International PLC	3,376,017	182,001,076
Cable & Satellite–1.30%
Comcast Corp., Class A	3,361,966	126,140,964
Casinos & Gaming–1.27%
Las Vegas Sands Corp.(b)(c)	3,261,510	122,926,312
Communications Equipment–2.83%
Cisco Systems, Inc.	4,202,647	190,674,094
F5, Inc.(b)(c)	505,279	84,563,494
		275,237,588
Construction Machinery & Heavy Trucks–3.28%
Caterpillar, Inc.	803,328	159,259,776
Wabtec Corp.	1,704,617	159,330,551
		318,590,327
Diversified Banks–7.78%
Bank of America Corp.	7,700,980	260,370,134
Citigroup, Inc.	3,095,210	160,641,399
JPMorgan Chase & Co.	821,488	94,766,856
Wells Fargo & Co.	5,462,280	239,630,223
		755,408,612
Electric Utilities–1.25%
PPL Corp.	4,179,692	121,545,443
Electrical Components & Equipment–3.27%
Eaton Corp. PLC	1,117,126	165,770,327
Emerson Electric Co.	1,683,277	151,612,760
		317,383,087
Fertilizers & Agricultural Chemicals–2.19%
CF Industries Holdings, Inc.	1,436,704	137,190,865
Corteva, Inc.	1,315,858	75,727,628
		212,918,493
Health Care Distributors–3.11%
Henry Schein, Inc.(c)	1,450,207	114,319,818
McKesson Corp.	549,960	187,855,337
		302,175,155
Shares		Value
Health Care Equipment–2.06%
Becton, Dickinson and Co.	453,841	$110,877,895
Medtronic PLC	961,248	88,934,665
		199,812,560
Health Care Facilities–1.95%
HCA Healthcare, Inc.	492,621	104,642,553
Universal Health Services, Inc., Class B(b)	753,450	84,740,521
		189,383,074
Health Care Services–1.86%
CVS Health Corp.	1,886,687	180,518,212
Health Care Supplies–0.44%
DENTSPLY SIRONA, Inc.(b)	1,171,936	42,377,206
Hotel & Resort REITs–0.75%
Host Hotels & Resorts, Inc.	4,093,432	72,904,024
Hotels, Resorts & Cruise Lines–1.73%
Booking Holdings, Inc.(c)	86,679	167,783,674
Household Products–2.27%
Colgate-Palmolive Co.	729,022	57,403,192
Kimberly-Clark Corp.	1,234,243	162,660,885
		220,064,077
Industrial Conglomerates–0.99%
General Electric Co.	1,296,989	95,860,457
Integrated Oil & Gas–5.31%
Chevron Corp.	1,543,199	252,745,132
Exxon Mobil Corp.	787,895	76,370,662
Suncor Energy, Inc. (Canada)	5,483,010	186,093,360
		515,209,154
Interactive Media & Services–0.92%
Meta Platforms, Inc., Class A(c)	563,629	89,673,374
Internet & Direct Marketing Retail–0.39%
eBay, Inc.	773,026	37,592,254
Investment Banking & Brokerage–2.55%
Goldman Sachs Group, Inc. (The)	426,871	142,314,523
Morgan Stanley	1,246,274	105,060,898
		247,375,421
IT Consulting & Other Services–3.09%
Cognizant Technology Solutions Corp., Class A	2,288,612	155,534,072
DXC Technology Co.(c)	4,579,967	144,726,957
		300,261,029
Life & Health Insurance–0.98%
MetLife, Inc.	1,507,834	95,370,501
Managed Health Care–3.37%
Elevance Health, Inc.	501,542	239,285,688
Humana, Inc.	181,718	87,588,076
		326,873,764

See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Shares		Value
Multi-line Insurance–1.99%
American International Group, Inc.	3,740,372	$193,639,058
Oil & Gas Exploration & Production–6.27%
ConocoPhillips	1,345,393	131,081,640
Devon Energy Corp.	1,715,820	107,839,287
Hess Corp.(b)	1,251,178	140,719,990
Marathon Oil Corp.	4,520,214	112,101,307
Pioneer Natural Resources Co.(b)	494,540	117,181,253
		608,923,477
Packaged Foods & Meats–0.69%
Kraft Heinz Co. (The)	1,808,483	66,606,429
Paper Packaging–1.64%
International Paper Co.(b)	3,735,356	159,761,176
Personal Products–0.15%
Haleon PLC (United Kingdom)(c)	3,996,403	14,201,378
Pharmaceuticals–5.70%
Bristol-Myers Squibb Co.	1,507,090	111,193,100
Johnson & Johnson	962,152	167,914,767
Merck & Co., Inc.	1,493,484	133,427,860
Sanofi, ADR (France)(b)	2,835,181	140,908,496
		553,444,223
Property & Casualty Insurance–0.88%
Allstate Corp. (The)(b)	729,004	85,271,598
Regional Banks–4.42%
Citizens Financial Group, Inc.	3,012,128	114,370,500
Fifth Third Bancorp	3,225,068	110,039,320
Huntington Bancshares, Inc.(b)	7,636,034	101,482,892
M&T Bank Corp.(b)	583,635	103,566,031
		429,458,743
Semiconductors–3.55%
Intel Corp.	1,446,758	52,531,783
NXP Semiconductors N.V. (China)	928,658	170,761,633
QUALCOMM, Inc.	833,950	120,972,787
		344,266,203
Shares		Value
Soft Drinks–1.16%
Coca-Cola Co. (The)	1,748,293	$112,187,962
Systems Software–1.52%
Microsoft Corp.	524,680	147,298,663
Tobacco–2.58%
Philip Morris International, Inc.	2,583,681	251,004,609
Wireless Telecommunication Services–1.16%
T-Mobile US, Inc.(c)	786,375	112,498,807
Total Common Stocks & Other Equity Interests (Cost $6,086,741,942)		9,296,760,827
Money Market Funds–4.39%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	149,520,281	149,520,281
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	106,420,866	106,420,866
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	170,880,322	170,880,322
Total Money Market Funds (Cost $426,790,215)		426,821,469
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $6,513,532,157)		9,723,582,296
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.55%
Invesco Private Government Fund, 1.77%(d)(e)(f)	42,126,451	42,126,451
Invesco Private Prime Fund, 1.89%(d)(e)(f)	108,325,159	108,325,159
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $150,455,620)		150,451,610
TOTAL INVESTMENTS IN SECURITIES–101.69% (Cost $6,663,987,777)		9,874,033,906
OTHER ASSETS LESS LIABILITIES—(1.69)%		(164,456,950)
NET ASSETS–100.00%		$9,709,576,956
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$185,898,585	$115,753,856	$(152,132,160)	$-	$-	$149,520,281	$655,905
Invesco Liquid Assets Portfolio, Institutional Class	132,378,481	82,681,326	(108,665,829)	24,410	2,478	106,420,866	344,148
Invesco Treasury Portfolio, Institutional Class	212,455,525	132,290,121	(173,865,324)	-	-	170,880,322	497,823
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$18,385,302	$282,109,884	$(258,368,735)	$-	$-	$42,126,451	$144,496*
Invesco Private Prime Fund	42,899,037	691,710,237	(626,290,446)	(4,430)	10,761	108,325,159	423,052*
Total	$592,016,930	$1,304,545,424	$(1,319,322,494)	$19,980	$13,239	$577,273,079	$2,065,424

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/19/2022	Deutsche Bank AG	USD	3,076,453	CAD	3,951,778	$9,461
Currency Risk
08/19/2022	Canadian Imperial Bank of Commerce	CAD	106,929,580	USD	82,387,987	(1,112,504)
08/19/2022	Deutsche Bank AG	CAD	9,630,900	USD	7,473,552	(47,144)
08/19/2022	Goldman Sachs international	GBP	5,904,686	USD	7,187,338	(6,208)
08/19/2022	Royal Bank of Canada	EUR	70,436,507	USD	71,616,459	(457,181)
Subtotal—Depreciation						(1,623,037)
Total Forward Foreign Currency Contracts						$(1,613,576)

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$9,296,760,827	$—	$—	$9,296,760,827
Money Market Funds	426,821,469	150,451,610	—	577,273,079
Total Investments in Securities	9,723,582,296	150,451,610	—	9,874,033,906
Other Investments - Assets*
Forward Foreign Currency Contracts	—	9,461	—	9,461
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,623,037)	—	(1,623,037)
Total Other Investments	—	(1,613,576)	—	(1,613,576)
Total Investments	$9,723,582,296	$148,838,034	$—	$9,872,420,330

*	Unrealized appreciation (depreciation).
Invesco Comstock Fund